Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 1,465,427.8	$ 47,858.5	$ 1,342,814.1
Financial assets at fair value through profit or loss	924.6	30.2	1,070.4
Financial assets at fair value through other comprehensive income	154,530.8	5,046.7	122,998.5
Financial assets at amortized cost	66,761.2	2,180.3	94,600.2
Hedging financial assets	0.0		2.3
Notes and accounts receivable, net	201,313.9	6,574.6	229,755.9
Receivables from related parties	624.4	20.4	1,584.0
Other receivables from related parties	71.9	2.3	69.0
Inventories	250,997.1	8,197.2	221,149.1
Other financial assets	27,158.8	887.0	25,964.4
Other current assets	26,222.4	856.4	12,888.8
Total current assets	2,194,032.9	71,653.6	2,052,896.7
NONCURRENT ASSETS
Financial assets at fair value through profit or loss	13,417.5	438.2	0.0
Financial assets at fair value through other comprehensive income	7,208.7	235.4	6,159.2
Financial assets at amortized cost	79,199.4	2,586.5	35,127.2
Investments accounted for using equity method	29,442.0	961.5	27,321.7
Property, plant and equipment	3,064,475.0	100,080.9	2,693,837.0
Right-of-use assets	40,424.7	1,320.2	41,914.0
Intangible assets	22,766.7	743.5	25,999.2
Deferred income tax assets	64,175.8	2,095.9	69,185.9
Refundable deposits	7,044.5	230.1	4,467.1
Other noncurrent assets	10,009.4	326.9	7,551.1
Total noncurrent assets	3,338,163.7	109,019.1	2,911,562.4
TOTAL	5,532,196.6	180,672.7	4,964,459.1
CURRENT LIABILITIES
Financial liabilities at fair value through profit or loss	121.4	4.0	116.2
Hedging financial liabilities	27,334.2	892.7	0.8
Accounts payable	55,726.8	1,819.9	54,879.7
Payables to related parties	1,566.3	51.2	1,642.6
Salary and bonus payable	33,200.6	1,084.3	36,435.5
Accrued profit sharing bonus to employees and compensation to directors	50,716.9	1,656.3	61,748.6
Payables to contractors and equipment suppliers	171,484.6	5,600.4	213,499.6
Cash dividends payable	168,558.5	5,504.8	142,617.1
Income tax payable	128,134.6	4,184.7	163,138.6
Long-term liabilities - current portion	9,293.3	303.5	19,313.9
Accrued expenses and other current liabilities	296,667.9	9,688.7	293,171.0
Total current liabilities	942,805.1	30,790.5	986,563.6
NONCURRENT LIABILITIES
Bonds payable	913,899.8	29,846.4	834,336.4
Long-term bank loans	4,383.0	143.1	4,760.0
Deferred income tax liabilities	53.8	1.9	1,031.4
Lease liabilities	28,681.8	936.7	29,764.1
Net defined benefit liability	9,257.2	302.3	9,321.1
Guarantee deposits	923.2	30.2	892.0
Others	178,326.2	5,823.8	179,958.1
Total noncurrent liabilities	1,135,525.0	37,084.4	1,060,063.1
Total liabilities	2,078,330.1	67,874.9	2,046,626.7
EQUITY ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT
Capital stock	259,320.7	8,469.0	259,303.8
Capital surplus	69,876.4	2,282.1	69,330.3
Retained earnings
Appropriated as legal capital reserve	311,147.0	10,161.5	311,147.0
Appropriated as special capital reserve	0.0	0.0	3,154.3
Unappropriated earnings	2,817,492.6	92,014.8	2,280,589.9
Total retained earnings	3,128,639.6	102,176.3	2,594,891.2
Others	(28,314.3)	(924.7)	(20,505.6)
Equity attributable to shareholders of the parent	3,429,522.4	112,002.7	2,903,019.7
NON - CONTROLLING INTERESTS	24,344.1	795.1	14,812.7
Total equity	3,453,866.5	112,797.8	2,917,832.4
TOTAL	$ 5,532,196.6	$ 180,672.7	$ 4,964,459.1